Trade and Other Receivables - Additional Information (Detail) $ in Thousands, $ in Thousands																	12 Months Ended
	Dec. 28, 2023 CLP ($)	Dec. 28, 2023 USD ($)	Oct. 30, 2023 CLP ($)	Oct. 30, 2023 USD ($)	Aug. 30, 2023 CLP ($)	Aug. 30, 2023 USD ($)	Aug. 14, 2023 USD ($)	May 12, 2023 CLP ($)	May 12, 2023 USD ($)	Aug. 02, 2022 USD ($) kW	Jul. 14, 2022 CLP ($)	Jul. 14, 2022 USD ($)	Mar. 04, 2022 CLP ($)	Mar. 04, 2022 USD ($)	Jan. 29, 2021 CLP ($)	Jan. 29, 2021 USD ($)	Dec. 31, 2023 CLP ($) customer	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 CLP ($) customer	Dec. 31, 2021 CLP ($)	Jan. 31, 2022 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease In Trade Account Receivable																	$ 10,193,675
Decrease In Current Trade Receivable From New Law																	290,875,774
Decrease In Current Trade Receivable From Pending Billing Adjustments To Electricity Distribution Companies																	78,586,370
Decrease In Current Trade Receivable From Lower ordinary billing and collection cycle																	57,487,743
Current trade receivable from new law																	416,756,212
Maximum amount of account receivable generated from regulated customers																					$ 1,350,000
Fund balance generated over specified amount recognized as part of the mechanism established in Law No. 21,472										$ 1,350,000
Customer with the capacity consumption exempt from additional fees | kW										350
Micro and small companies customers with the specified capacity consumption | kW										1,000
Additional fees charges managed by the General Treasury of the Republic										$ 20,000
Gross non-current increase in trade accounts receivable																	245,678,107
Maximum amount of account receivable generated																		$ 1,350,000
Trade receivables, Current																	1,361,832,944		$ 1,372,573,201
Trade receivables, Non-current																	763,183,696		518,816,944
Trade and other payables non-current																	595,534,857		308,308,862
Trade and other payables, current																	$ 1,464,491,965		$ 1,743,892,909
Number of customers with sales representing 10% or more of revenues | customer																	1	1	1
Finance income from lease receivables																	$ 1,657,344		$ 1,782,747	$ 1,829,631
Impairment losses of trade receivables																	$ 10,773,445
Percentage of increase over the loss																	48.91%
Enel Generacin Chile S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable																	$ 1,280,073,680		955,342,410
Derecognition of accounts receivable and the recognition of finance cost																	11,759,416		8,226,102	682,389
Enel Green Power Chile Ltda. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable																	40,417,845		21,395,481
Derecognition of accounts receivable and the recognition of finance cost																	402,208		208,364	0
Inter-American Investment Corporation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transfer of collection rights																	508,366,460		390,202,619	324,134,944
Derecognition of accounts receivable and the recognition of finance cost																	10,653,582		9,535,442	5,872,765
Stabilized Price to Regulated Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Temporary fund for customer protection mechanism										$ 1,800,000
Sale and Purchase Agreement as Per Regulation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable															$ 121,652,067
Sale and Purchase Agreement as Per Regulation [Member] | Enel Generacin Chile S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable								$ 38,226,668	$ 48,000		$ 42,652,823	$ 42,200	$ 13,722,935	$ 17,100	115,867,879	$ 158,900
Derecognition of accounts receivable and the recognition of finance cost																	7,210,573		12,623,444	39,919,437
Sale and Purchase Agreement as Per Regulation [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable								$ 2,377,174	$ 3,000		$ 2,720,629	$ 4,360	$ 1,335,345	$ 1,670	$ 8,666,252	$ 12,200
Derecognition of accounts receivable and the recognition of finance cost																	446,556		1,033,564	3,458,695
Sale and Purchase Agreement as Per Regulation [Member] | Inter-American Investment Corporation [Member] | Enel Generacin Chile S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable	$ 13,053,271	$ 14,700	$ 14,818,102	$ 15,900	$ 246,410,679	$ 294,800	$ 606,000
Sale and Purchase Agreement as Per Regulation [Member] | Inter-American Investment Corporation [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable	$ 842,684	$ 950	$ 960,540	$ 1,030	$ 14,790,498	$ 17,200	$ 34,800
Electricity Distribution Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables, Current																	434,804,901		266,843,088
Trade receivables, Non-current																	750,565,211		500,707,110
Trade and other payables non-current																	595,066,548		308,013,985
Impact on lower revenues from energy sales																	0		6,706,741
Impact on lower cost from energy purchases																	0		2,088,485
Impact on higher revenues																	6,108,432		7,455,121	4,802,376
Impact on higher financial costs																	3,363,744		2,235,708	2,409,504
Profit for net exchange difference																	15,627,555		4,801,364	28,572,116
Electricity Distribution and Generation Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable and the recognition of finance cost																	$ 30,472,335		$ 31,626,916	$ 49,933,286